Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases
—
Note 14
Leases
The Company’s lease obligations primarily relate to real

estate, machinery and equipment. The components
of lease expense were as follows:
Machinery
Land and buildings and equipment Total
($ in millions) 2021 2020 2019 2021 2020 2019 2021 2020 2019
Operating lease cost

240 287 268 73 89 101 313 376 369
Finance lease cost 17 13 14 20 16 22 37 29 36
Short-term lease cost 26 17 19 14 31 29 40 48 48
Sub-lease income (24) (20) (2) (1) (1) — (25) (21) (2)
Total lease expense 259 297 299 106 135 152 365 432 451
The following table presents supplemental cash flow information related to leases:
Machinery
Land and buildings and equipment Total
($ in millions) 2021 2020 2019 2021 2020 2019 2021 2020 2019
Operating leases:
Cash paid under operating cash flows 223 263 252 68 83 96 291 346 348
Right-of-use assets obtained

in exchange for new liabilities 267 266 153 86 57 52 353 323 205
In 2021, 2020 and 2019 the cash flow amounts under finance

leases were not significant.
At December 31, 2021, the future net minimum lease payments

for operating and finance leases and the
related present value of the net minimum lease payments

consisted of the following:
Operating Leases Finance Leases
Land and Machinery Land and Machinery
($ in millions) buildings
and
equipment
buildings
and
equipment
2022 197 71 21 15
2023 164 39 21 12
2024 134 21 19 8
2025 109 9 18 5
2026 81 1 16 1
Thereafter

154 1 54 —
Total minimum lease payments

839 142 149 41
Difference between undiscounted cash flows

and discounted cash flows
(59) (3) (28) (1)
Present value of minimum lease payments

780 139 121 40
The following table presents certain information related

to lease terms and discount rates:
Land and

Machinery

buildings and equipment
2021 2020 2019 2021 2020 2019
Operating Leases:
Weighted-average remaining term (months) 73 84 78 30 29 29
Weighted-average discount rate 2.6% 3.0% 3.0% 1.9% 2.0% 2.2%
Finance Leases:
Weighted-average remaining term (months) 100 107 110 40 40 33
Weighted-average discount rate 7.7% 7.7% 8.2% 1.8% 2.3% 2.8%
The present value of minimum finance lease payments

included in “Short
‑
term debt and current maturities of
long ‑ term debt” and “Long ‑
term debt” in the Consolidated Balance Sheets at December

31, 2021, amounts to
$ 27

million and $
134

million, respectively,

and at December 31, 2020, amounts to $
27

million and
$ 160

million, respectively.